AOT GROWTH AND INNOVATION ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 10.8%
Interactive Media & Services - 9.0%
Alphabet, Inc. - Class A	19,383	$6,042,844
Meta Platforms, Inc. - Class A	1,990	1,289,878
		7,332,722
Movies & Entertainment - 1.8%
Netflix, Inc. (a)	13,524	1,301,550
Spotify Technology SA (a)	274	141,094
		1,442,644
Total Communication Services		8,775,366

Consumer Discretionary - 10.6%
Automobile Manufacturers - 2.2%
Tesla, Inc. (a)	4,311	1,735,220

Broadline Retail - 8.4%
Amazon.com, Inc. (a)	17,722	3,721,620
MercadoLibre, Inc. (a)	869	1,527,337
Sea Ltd. - ADR (a)	14,493	1,571,766
		6,820,723
Total Consumer Discretionary		8,555,943

Financials - 20.8%
Consumer Finance - 0.8%
SoFi Technologies, Inc. (a)	36,211	643,107

Diversified Banks - 4.3%
NU Holdings Ltd. - Class A (a)	235,408	3,526,412

Financial Exchanges & Data - 0.2%
Coinbase Global, Inc. - Class A (a)	839	147,538

Investment Banking & Brokerage - 7.7%
Charles Schwab Corp.	13,309	1,267,017
LPL Financial Holdings, Inc.	668	200,654
Robinhood Markets, Inc. - Class A (a)	42,641	3,234,320
Virtu Financial, Inc. - Class A	36,950	1,530,099
		6,232,090
Transaction & Payment Processing Services - 7.8%
Mastercard, Inc. - Class A	354	183,093
Remitly Global, Inc. (a)	31,437	524,998
Toast, Inc. - Class A (a)	189,274	5,169,073

AOT GROWTH AND INNOVATION ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Visa, Inc. - Class A	1,402	$448,836
		6,326,000
Total Financials		16,875,147

Health Care - 0.3%
Health Care Technology - 0.3%
Veeva Systems, Inc. - Class A (a)	1,434	261,002

Industrials - 0.6%
Electrical Components & Equipment - 0.6%
Vertiv Holdings Co. - Class A	1,961	499,839

Information Technology - 56.6% (b)
Application Software - 13.8%
Adobe, Inc. (a)	6,490	1,703,041
AppLovin Corp. - Class A (a)	9,715	4,223,791
Autodesk, Inc. (a)	2,389	587,383
Datadog, Inc. - Class A (a)	4,389	491,392
HubSpot, Inc. (a)	859	227,214
Intuit, Inc.	503	205,742
Salesforce, Inc.	15,348	2,989,637
Workday, Inc. - Class A (a)	5,946	795,337
		11,223,537
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	2,444	326,274

Internet Services & Infrastructure - 5.3%
DigitalOcean Holdings, Inc. (a)	20,399	1,143,568
Okta, Inc. (a)	3,782	274,195
Shopify, Inc. - Class A (a)	23,541	2,842,105
		4,259,868
Semiconductors - 31.8% (b)
Advanced Micro Devices, Inc. (a)	31,591	6,324,834
Broadcom, Inc.	3,970	1,268,613
Micron Technology, Inc.	5,872	2,421,437
NVIDIA Corp.	52,530	9,307,791
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	17,163	6,428,917
		25,751,592
Systems Software - 5.3%
Microsoft Corp.	9,040	3,550,370
ServiceNow, Inc. (a)	6,620	715,026
		4,265,396
Total Information Technology		45,826,667
TOTAL COMMON STOCKS (Cost $63,268,157)		80,793,964

AOT GROWTH AND INNOVATION ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.60% (c)	216,908	$216,908
TOTAL MONEY MARKET FUNDS (Cost $216,908)		216,908

TOTAL INVESTMENTS - 100.0% (Cost $63,485,065)		$81,010,872
Liabilities in Excess of Other Assets - (0.0)% (d)		(28,736)
TOTAL NET ASSETS - 100.0%		$80,982,136

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AOT ETFs

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

AOT Growth and Innovation ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$80,793,964	$—	$—	$80,793,964
Money Market Funds	216,908	—	—	216,908
Total Investments	$81,010,872	$—	$—	$81,010,872

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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